Provisions (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	$ 312
Additions	60
Usage	(32)
Reversals	(30)
Acquired through business combinations	18
Other provisions, ending balance	328
Current		$ 55	$ 39
Non-current		273	273
Total other provisions	312	328	312
Asset retirement obligations (AROs)
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	175
Additions	14
Usage	(2)
Reversals	(18)
Acquired through business combinations	1
Other provisions, ending balance	170
Current		11
Non-current		159
Total other provisions	175	170	175
Other
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	137
Additions	46
Usage	(30)
Reversals	(12)
Acquired through business combinations	17
Other provisions, ending balance	158
Current		44
Non-current		114
Total other provisions	$ 137	$ 158	$ 137